Parent company accounts - Statement of comprehesive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	£ 3	£ 0	£ 31
Net interest expense	12,936	12,709	10,572
Other income/(expense)	65	134	170
Operating expenses	(16,735)	(16,931)	(16,730)
Profit before tax	8,108	6,557	7,012
Taxation	(1,752)	(1,234)	(1,039)
Profit after tax	6,356	5,323	5,973
Other comprehensive income	(901)	1,056	(4,361)
Total comprehensive income for the year	5,455	6,379	1,612
Profit after tax attributable to:
Ordinary equity holders	5,316	4,274	5,023
Other equity instrument holders	991	985	905
Profit after tax	6,356	5,323	5,973
Total comprehensive income attributable to:
Ordinary equity holders	5,406	6,315	1,567
Other equity instrument holders	49	64	45
Total comprehensive income for the year	5,455	6,379	1,612
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	3,087	2,818	2,797
Net interest expense	(15)	(11)	(163)
Other income/(expense)	1,183	1,174	(654)
Operating expenses	(264)	(296)	(257)
Profit before tax	3,991	3,685	1,723
Taxation	91	81	440
Profit after tax	4,082	3,766	2,163
Other comprehensive income	0	0	0
Total comprehensive income for the year	4,082	3,766	2,163
Profit after tax attributable to:
Ordinary equity holders	3,092	2,781	1,258
Other equity instrument holders	990	985	905
Profit after tax	4,082	3,766	2,163
Total comprehensive income attributable to:
Ordinary equity holders	3,092	2,781	1,258
Other equity instrument holders	990	985	905
Total comprehensive income for the year	£ 4,082	£ 3,766	£ 2,163